ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions Pre-tax
Unrealized gain on securities available-for-sale	$ 214	$ 5,792	$ (1,485)
Unrealized loss on derivatives	(229)	628	(2,089)
Unfunded pension obligation	4,495	(20,652)	(46)
Foreign currency translation	25	(588)	446
Total	4,505	(14,820)	(3,174)
Transactions Tax-effect
Unrealized gain on securities available-for-sale	(81)	(2,187)	325
Unrealized loss on derivatives	86	(237)	767
Unfunded pension obligation	(1,697)	7,798	525
Foreign currency translation	0	0	0
Total	(1,692)	5,374	1,617
Transactions Net of tax
Unrealized gain on securities available-for-sale	133	3,605	(1,160)
Unrealized (loss) gain on derivatives	(143)	391	(1,322)
Net amount recognized	(2,798)	12,854	(479)
Foreign currency translation	25	(588)	446
Other comprehensive income (loss)	2,813	(9,446)	(1,557)
Balances Net of tax
Unrealized gain on securities available-for-sale	12,802	12,669	9,064	10,224
Unrealized loss on derivatives	(143)	0	(391)	931
Unfunded pension obligation	(31,338)	(34,136)	(21,282)	(21,761)
Foreign currency translation	2	(23)	565	119
Total	$ (18,677)	$ (21,490)	$ (12,044)	$ (10,487)